UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           ValueQuest/TA, LLC
Address:        18 Sewall Street
		Marblehead, MA  01945

13F File Number: 28-1699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   TERRENCE B. MAGRATH
Title:  MANAGING DIRECTOR AND CEO
Phone:  781 417-7215
Signature, Place, and Date of Signing:

	Terrence B. Magrath     Marblehead, Massachusetts    August 2, 2000

Report Type (Check only one.):

[ X]            13F HOLDINGS REPORT.

[  ]            13F NOTICE.

[  ]            13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 411541


List of Other Included Managers:

 No.    13F File Number Name


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